CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss for the year	$ (11,645)	$ (11,184)
Adjustments for:
Depreciation	204	295
Unrealized foreign exchange loss	15	103
Share-based payments	3,032	5,497
Accrued interest receivable and other income	9	99
Accrued interest payable and other expenses	43	88
Write-down of mineral properties	4,181	0
Operating cash flows before movements in working capital	(4,161)	(5,102)
Changes in non-cash working capital items:
Decrease (increase) in accounts and other receivables	259	(168)
Decrease in prepaid expenditures	63	58
Increase (decrease) in accounts payables and accrued liabilities	58	(101)
Total cash used in operating activities	(3,781)	(5,313)
Cash flows from investing activities
Property and equipment purchases	(93)	(468)
Mineral property expenditures	(7,402)	(11,996)
Other receivables or payments recovered	0	877
Purchase of marketable securities	0	(1,829)
Cash expended in acquisitions	0	(310)
Total cash used in investing activities	(7,495)	(13,726)
Cash flows from financing activities
Proceeds from exercise of warrants and stock options	989	2,022
Repayment of debenture liability	0	(200)
Repayments of loans payable	0	(461)
Total cash provided by financing activities	989	1,361
Foreign exchange effect on cash	2	(79)
Change in cash and cash equivalents	(10,285)	(17,757)
Cash and cash equivalents, beginning	15,400	33,157
Cash and cash equivalents, ending	5,115	15,400
Cash and cash equivalents	$ 5,115	$ 15,400